INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories

Amounts in R million	2026	2025

Consumable stores	327.8	285.1
Ore stockpiles	43.2	33.9
Gold in process	98.4	65.8
Finished inventories - Gold Bullion	110.7	137.8
Total inventories	580.1	522.6